THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.7%

	Shares	Value

COMMUNICATION SERVICES — 1.4%
John Wiley & Sons, Cl A	910,000	$35,280,700

CONSUMER DISCRETIONARY — 5.4%
European Wax Center, Cl A *	1,070,000	20,330,000
Leslie’s *	2,185,000	24,056,850
Ollie’s Bargain Outlet Holdings *	245,000	14,195,300
Sally Beauty Holdings *	1,710,000	26,641,800
Shake Shack, Cl A *	555,000	30,796,950
Wingstop	140,000	25,701,200

		141,722,100

CONSUMER STAPLES — 13.1%
Central Garden & Pet, Cl A *	715,000	27,935,050
Freshpet *	490,000	32,433,100
Hostess Brands, Cl A *	1,790,000	44,535,200
J&J Snack Foods	225,000	33,349,500
Lancaster Colony	260,000	52,748,800
MGP Ingredients	420,000	40,622,400
Simply Good Foods *	1,135,000	45,138,950
Sovos Brands *	1,305,000	21,767,400
Utz Brands Cl A	2,480,000	40,845,600
Zevia PBC, Cl A *	535,000	2,059,750

		341,435,750

FINANCIALS — 11.0%
BancFirst	190,000	15,789,000
BRP Group, Cl A *	1,500,000	38,190,000
Community Bank System	405,000	21,258,450
CVB Financial	660,000	11,008,800
First Financial Bankshares	590,000	18,821,000
German American Bancorp	650,000	21,690,500
Independent Bank	300,000	19,686,000
James River Group Holdings	865,000	17,862,250
Palomar Holdings *	430,000	23,736,000
Selective Insurance Group	570,000	54,338,100
ServisFirst Bancshares	350,000	19,120,500
Stock Yards Bancorp	103,137	5,686,974
WSFS Financial	540,000	20,309,400

		287,496,974

HEALTH CARE — 19.2%
AtriCure *	820,000	33,989,000

1	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Axonics *	580,000	$31,644,800
Cardiovascular Systems *	1,010,000	20,058,600
CONMED	425,000	44,140,500
Globus Medical, Cl A *	715,000	40,497,600
Inspire Medical Systems *	285,000	66,709,950
Integra LifeSciences Holdings *	1,105,000	63,438,050
Neogen *	1,335,000	24,724,200
Omnicell *	425,000	24,934,750
Outset Medical *	795,000	14,628,000
Penumbra *	270,000	75,246,300
SI-BONE *	740,000	14,555,800
Tandem Diabetes Care *	735,000	29,848,350
Veracyte *	835,000	18,620,500

		503,036,400

INDUSTRIALS — 22.0%
Albany International, Cl A	210,000	18,765,600
Barnes Group	755,000	30,411,400
CSW Industrials	325,000	45,152,250
ESCO Technologies	515,000	49,156,750
Evoqua Water Technologies *	1,470,000	73,088,400
Generac Holdings *	285,000	30,782,850
Hayward Holdings *	1,605,000	18,810,600
John Bean Technologies	690,000	75,410,100
Montrose Environmental Group *	655,000	23,363,850
MSA Safety	550,000	73,425,000
RBC Bearings *	190,000	44,218,700
Ritchie Bros. Auctioneers	790,000	44,469,100
Standex International	257,850	31,571,154
Transcat *	171,960	15,371,504

		573,997,258

INFORMATION TECHNOLOGY — 17.7%
Asana, Cl A *	1,260,000	26,623,800
Blackbaud *	305,000	21,136,500
BlackLine *	685,000	45,997,750
Freshworks, Cl A *	2,575,000	39,552,000
New Relic *	905,000	68,137,450
Novanta *	295,000	46,931,550
Nutanix, Cl A *	775,000	20,142,250
Pure Storage, Cl A *	2,675,000	68,239,250
Q2 Holdings *	807,255	19,874,618

2	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Smartsheet, Cl A *	325,000	$15,535,000
Tenable Holdings *	615,000	29,218,650
Workiva, Cl A *	610,000	62,470,100

		463,858,918

MATERIALS — 3.9%
Innospec	375,000	38,501,250
Sensient Technologies	445,000	34,069,200
TriMas	1,090,000	30,367,400

		102,937,850

TOTAL COMMON STOCK (Cost $2,005,719,350)		2,449,765,950

CASH EQUIVALENTS** — 6.5%

Fidelity Investments—Money Market Treasury Only Portfolio, Cl I, 4.396%	20,305,582	20,305,582
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 4.530%	149,233,403	149,233,403

TOTAL CASH EQUIVALENTS (Cost $169,538,985)		169,538,985

TOTAL INVESTMENTS — 100.2% (Cost $2,175,258,335)		$2,619,304,935

Percentages are based on Net Assets of $2,614,772,950.

*  Non-income producing security.

** Rate reported is the 7-day effective yield as of March 31, 2023.

Cl — Class

CSC-QH-001-3700

3	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%

	Shares	Value

CONSUMER DISCRETIONARY — 7.9%
Advance Auto Parts	770,000	$93,639,700
Bath & Body Works	1,655,000	60,539,900
Leslie’s *	5,220,500	57,477,705
Planet Fitness, Cl A *	955,000	74,174,850
Tractor Supply	320,000	75,212,800
Ulta Beauty *	95,000	51,838,650

		412,883,605

CONSUMER STAPLES — 9.8%
Boston Beer, Cl A *	130,000	42,731,000
Clorox	545,000	86,240,800
Freshpet *	1,290,000	85,385,100
Hormel Foods	1,657,730	66,110,272
JM Smucker	460,000	72,390,200
Lamb Weston Holdings	490,000	51,214,800
McCormick	1,270,000	105,676,700

		509,748,872

FINANCIALS — 12.6%
Arthur J Gallagher	320,000	61,219,200
Cullen/Frost Bankers	420,000	44,242,800
Everest Re Group	495,000	177,219,900
FactSet Research Systems	165,000	68,489,850
Northern Trust	755,000	66,538,150
Ryan Specialty Holdings, Cl A *	384,320	15,465,037
Toast, Cl A *	3,490,000	61,947,500
Tradeweb Markets, Cl A	2,015,000	159,225,300

		654,347,737

HEALTH CARE — 24.2%
Abcam PLC ADR *	1,800,000	24,228,000
Align Technology *	285,000	95,229,900
Bio-Rad Laboratories, Cl A *	108,000	51,734,160
Bio-Techne	940,000	69,738,600
Catalent *	720,000	47,311,200
Cooper	200,000	74,672,000
DENTSPLY SIRONA	1,915,000	75,221,200
Dexcom *	935,000	108,628,300
Edwards Lifesciences *	1,370,000	113,340,100
IDEXX Laboratories *	105,000	52,508,400
Integra LifeSciences Holdings *	1,295,000	74,345,950
Repligen *	279,000	46,972,440

1	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
STERIS PLC	535,000	$102,334,800
Tandem Diabetes Care *	782,560	31,779,762
Veeva Systems, Cl A *	620,000	113,949,800
Waters *	365,000	113,014,950
West Pharmaceutical Services	190,000	65,829,300

		1,260,838,862

INDUSTRIALS — 20.9%
AMETEK	1,225,000	178,029,250
CoStar Group *	773,000	53,221,050
Fortive	2,580,000	175,878,600
Generac Holdings *	615,000	66,426,150
Graco	1,125,000	82,136,250
IDEX	459,500	106,158,285
Nordson	485,000	107,796,100
Rockwell Automation	340,000	99,773,000
Toro	1,230,000	136,726,800
Verisk Analytics, Cl A	290,000	55,639,400
Xylem	260,000	27,222,000

		1,089,006,885

INFORMATION TECHNOLOGY — 20.9%
Akamai Technologies *	1,225,000	95,917,500
ANSYS *	145,500	48,422,400
Asana, Cl A *	1,805,000	38,139,650
Autodesk *	317,500	66,090,800
MongoDB, Cl A *	190,000	44,292,800
Nutanix, Cl A *	2,880,000	74,851,200
Okta, Cl A *	1,455,000	125,479,200
Palantir Technologies, Cl A *	4,285,000	36,208,250
Palo Alto Networks *	630,000	125,836,200
Pure Storage, Cl A *	4,080,000	104,080,800
Synopsys *	171,000	66,048,750
Workday, Cl A *	830,000	171,428,200
Zscaler *	765,000	89,374,950

		1,086,170,700

2	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 1.0%
AptarGroup	450,000	$53,185,500

TOTAL COMMON STOCK (Cost $4,177,148,220)		5,066,182,161

CASH EQUIVALENTS** — 2.2%

Fidelity Investments—Money Market Treasury Only Portfolio, Cl I, 4.396%	19,994,530	19,994,530
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 4.530%	96,717,360	96,717,360

TOTAL CASH EQUIVALENTS (Cost $116,711,890)		116,711,890

TOTAL INVESTMENTS — 99.5% (Cost $4,293,860,110)		$5,182,894,051

Percentages are based on Net Assets of $5,208,259,904.

*  Non-income producing security.

** Rate reported is the 7-day effective yield as of March 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

CSC-QH-002-3000

3	CHAMPLAIN INVESTMENTS	PARTNERS